FINANCIAL RISK MANAGEMENT (Details 6) - PEN (S/) S/ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 171,212,821		S/ 164,444,879
Financial instruments with exposure to credit risk [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	171,212,821		164,444,879
Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	141,217,038
Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	26,138,283		31,658,834
Central Reserve Bank of Peru [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	16,307,372
Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	17,502,389		18,069,697
Financial services [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,237,970
Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	18,314,303		15,959,178
Manufacturing [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	16,840,385
Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	16,997,464		14,638,363
Mortgage loans [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	16,997,464
Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,384,611		10,816,588
Consumer loans [member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,384,611
Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,150,811		12,897,206
Micro business loans [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,150,811
Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,121,726		12,046,914
Commerce [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	12,752,836
Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	12,147,380		11,162,048
Government and public administration [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,768,891
Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,397,292		6,255,652
Electricity, gas and water [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,312,044
Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,466,923		4,442,989
Community services [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,459,532
Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,718,776		5,216,969
Communications, storage and transportation [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,377,933
Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,852,646		3,398,126
Mining [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,661,615
Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,237,871		2,269,782
Construction [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,848,063
Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,605,754		2,281,101
Agriculture [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,546,889
Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,881,794		1,536,006
Insurance [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,862,688
Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,722,982		1,715,453
Education, health and other services [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,296,293
Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	8,101,396		5,393,905
Real Estate and Leasing [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,423,262
Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	449,019		395,976
Fishing [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	445,603
Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,021,401		4,290,092
Others [Member] | Financial assets at amortized cost
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,542,776
Held for trading and hedging and others [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,278,762	[1]	4,726,563
Held for trading and hedging and others [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	[1]	2,102,331
Held for trading and hedging and others [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,640,578	[1]	1,057,679
Held for trading and hedging and others [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	97,425	[1]	23,277
Held for trading and hedging and others [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	[1]	0
Held for trading and hedging and others [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	[1]	0
Held for trading and hedging and others [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	[1]	0
Held for trading and hedging and others [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	27,021	[1]	52,453
Held for trading and hedging and others [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,790,176	[1]	1,287,212
Held for trading and hedging and others [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	101,939	[1]	79,825
Held for trading and hedging and others [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	[1]	0
Held for trading and hedging and others [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	24,678	[1]	8,285
Held for trading and hedging and others [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	31,094	[1]	7,728
Held for trading and hedging and others [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	15,068	[1]	51,812
Held for trading and hedging and others [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,440	[1]	3,342
Held for trading and hedging and others [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	19,106	[1]	6,664
Held for trading and hedging and others [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,419	[1]	5,279
Held for trading and hedging and others [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	62,597	[1]	10,391
Held for trading and hedging and others [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,416	[1]	1,689
Held for trading and hedging and others [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	446,805	[1]	28,596
Designated at fair value through profit for loss at inception [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	521,186		537,685
Designated at fair value through profit for loss at inception [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Designated at fair value through profit for loss at inception [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	161,498		320,619
Designated at fair value through profit for loss at inception [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	38,586		29,508
Designated at fair value through profit for loss at inception [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Designated at fair value through profit for loss at inception [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Designated at fair value through profit for loss at inception [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Designated at fair value through profit for loss at inception [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	11,377		45,130
Designated at fair value through profit for loss at inception [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	41,060		40,480
Designated at fair value through profit for loss at inception [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	42,705		52,521
Designated at fair value through profit for loss at inception [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Designated at fair value through profit for loss at inception [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	36,794		0
Designated at fair value through profit for loss at inception [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,749		29,249
Designated at fair value through profit for loss at inception [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,913		17,820
Designated at fair value through profit for loss at inception [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Designated at fair value through profit for loss at inception [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Designated at fair value through profit for loss at inception [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	21,518		2,358
Designated at fair value through profit for loss at inception [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	159,986		0
Designated at fair value through profit for loss at inception [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Designated at fair value through profit for loss at inception [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0		0
Loans and receivables [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			130,343,367
Loans and receivables [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			21,630,506
Loans and receivables [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			11,892,190
Loans and receivables [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			14,363,997
Loans and receivables [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			14,638,363
Loans and receivables [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			10,816,588
Loans and receivables [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			12,897,206
Loans and receivables [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			11,682,985
Loans and receivables [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			450,174
Loans and receivables [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			4,148,658
Loans and receivables [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			4,408,494
Loans and receivables [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			3,991,424
Loans and receivables [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			3,031,376
Loans and receivables [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			1,790,431
Loans and receivables [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			2,272,312
Loans and receivables [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			1,529,342
Loans and receivables [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			1,494,635
Loans and receivables [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			5,306,353
Loans and receivables [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			394,287
Loans and receivables [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			3,604,046
Investments available- for-sale [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			24,423,891
Investments available- for-sale [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			7,925,997
Investments available- for-sale [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			4,700,343
Investments available- for-sale [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			1,529,261
Investments available- for-sale [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments available- for-sale [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments available- for-sale [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments available- for-sale [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			248,396
Investments available- for-sale [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			5,220,054
Investments available- for-sale [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			1,918,317
Investments available- for-sale [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			34,495
Investments available- for-sale [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			1,182,783
Investments available- for-sale [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			329,773
Investments available- for-sale [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			400,386
Investments available- for-sale [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			5,447
Investments available- for-sale [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments available- for-sale [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			213,181
Investments available- for-sale [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			77,161
Investments available- for-sale [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments available- for-sale [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			638,297
Investments held-to-maturity [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			4,413,373
Investments held-to-maturity [member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			98,866
Investments held-to-maturity [member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			13,135
Investments held-to-maturity [member] | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			17,950
Investments held-to-maturity [member] | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			4,164,128
Investments held-to-maturity [member] | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			56,331
Investments held-to-maturity [member] | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			34,477
Investments held-to-maturity [member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			9,333
Investments held-to-maturity [member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Investments held-to-maturity [member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			S/ 19,153
At fair value through other comprehensive income investments
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	25,195,835
At fair value through other comprehensive income investments | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	9,830,911
At fair value through other comprehensive income investments | Financial services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,462,343
At fair value through other comprehensive income investments | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,337,907
At fair value through other comprehensive income investments | Mortgage loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0
At fair value through other comprehensive income investments | Consumer loans [member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0
At fair value through other comprehensive income investments | Micro business loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0
At fair value through other comprehensive income investments | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	330,492
At fair value through other comprehensive income investments | Government and public administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,547,253
At fair value through other comprehensive income investments | Electricity, gas and water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,940,604
At fair value through other comprehensive income investments | Community services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,391
At fair value through other comprehensive income investments | Communications, storage and transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,279,371
At fair value through other comprehensive income investments | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	154,188
At fair value through other comprehensive income investments | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	372,827
At fair value through other comprehensive income investments | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	45,425
At fair value through other comprehensive income investments | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0
At fair value through other comprehensive income investments | Education, health and other services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	399,752
At fair value through other comprehensive income investments | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,455,551
At fair value through other comprehensive income investments | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0
At fair value through other comprehensive income investments | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 31,820

[1]	It includes non-trading investments that did not pass SPPI test.